Consolidated Statements of Cash Flows - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income (loss)		$ 387,826	$ 353,632
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		296,961	406,569
Amortization of deferred debt cost and other debt related amortization		11,386	7,086
Lease related amortization		0	2,031
Other non-cash compensation costs		4,910	2,460
Net (gain) loss on sale of leasing equipment		(21,722)	6,061
Deferred income taxes		15,694	3,031
Changes in operating assets and liabilities:
Accounts receivable, net		2,162	14,953
Deferred revenue		(51,090)	(55,190)
Accounts payable and other accrued expenses		11,971	20,890
Equipment sold (purchased) for resale activity		(31,696)	8,067
Cash received (paid) for settlement of interest rate swaps		(2,137)	0
Cash collections on finance lease receivables, net of income earned		100,421	89,803
Other assets		(749)	8,720
Net cash provided by (used in) operating activities		723,937	868,113
Cash flows from investing activities:
Purchases of leasing equipment and investments in finance leases		(270,626)	(666,319)
Purchase of assets in connection with the GCI acquisition(1)		(743,653)	0
Proceeds from sale of equipment, net of selling costs		195,642	286,096
Other		214	114
Net cash provided by (used in) investing activities		(818,423)	(380,109)
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount		144,264	0
Debt issuance costs		(7,084)	(18,815)
Borrowings under debt facilities		1,714,910	2,410,483
Payments under debt facilities and finance lease obligations		(1,534,262)	(2,423,613)
Dividends paid on preferred shares		(46,043)	(39,084)
Restricted cash balance transferred as part of equity distribution of TCF VIII	[1]	(25,903)	0
Dividends and distributions to Parent		(154,629)	(404,984)
Net cash provided by (used in) financing activities		91,253	(476,013)
Net increase (decrease) in cash, cash equivalents and restricted cash		(3,233)	11,991
Cash, cash equivalents and restricted cash, beginning of period		169,716	149,226
Cash, cash equivalents and restricted cash, end of period		166,483	161,217
Supplemental disclosures:
Interest paid		183,156	180,651
Income taxes paid (refunded)		16,102	13,669
Right-of-use assets obtained in exchange for new operating lease liabilities		406	1,441
Supplemental non-cash investing activities:
Equipment purchases payable		15,264	173,606
Equity distribution of TCF VIII to Parent	[1]	516,306	0
Debt transferred in connection with the GCI acquisition	[2]	$ 284,878	$ 0

[1]	(2) For additional information on the TCF VIII Distribution, refer to Note 2 - "Acquisitions and Other Transactions".
[2]	(1) For additional information on the GCI acquisition, refer to Note 2 - "Acquisitions and Other Transactions".